Provisions (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Provisions Abstract
Opening provision at 1 January	£ 207	£ 50	£ 50	£ 97
Utilisation of provision	(207)	(43)		(97)
Provision recognised/(released) in the year		200		50
At 31 December		207	50	50
Less: non-current portion				(50)
Current portion		£ 207	£ 50